Summary of significant accounting policies - Summary of Scope of Consolidation (Parenthetical) (Detail) € in Thousands, $ in Thousands							1 Months Ended		2 Months Ended	12 Months Ended
	Sep. 28, 2021 EUR (€)	Sep. 02, 2021 EUR (€)	Jul. 28, 2021 EUR (€)	Jul. 14, 2021 EUR (€)	Jun. 04, 2021	Jan. 14, 2021	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Oct. 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Accounting Policies [Line Items]
Payment to acquire interests in subsidiaries										€ 4,224	€ 2,245	€ 9,336
Agnona S.R.L [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Percentage of equity interests in subisidiaries disposed off						70.00%			30.00%
Thom Browne [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Payment to acquire interests in subsidiaries							€ 30,653	$ 37,400
Percentage of additional interest acquired in subsidiary							5.00%	5.00%
Proportion of interest in subsidiary										90.00%
Derecognition of put option on non controlling interest										€ 51,328
Gain loss on derecognition of liability in respect of put option										20,675
Transfer from non controlling interests to equity										€ 4,037
Tessitura Ubertino S.r.l. [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Percentage of additional interest acquired in subsidiary					60.00%
Filati Biagioli Modesto S.p.A [Member] | Associates [member]
Accounting Policies [Line Items]
Payment to acquire interests in associates				€ 313
Percentage of additional interest acquired in associates				40.00%
Lanificio [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Payment to acquire interests in subsidiaries			€ 9,600
Percentage of additional interest acquired in subsidiary			10.00%
Proportion of interest in subsidiary										100.00%
Derecognition of put option on non controlling interest	€ 9,600
Gain loss on derecognition of liability in respect of put option			€ 4,328
Gain (loss) change in fair value of equity investment			€ (3,523)
Future Hundred And One Design Private Limited [Member] | Subsidiaries [member]
Accounting Policies [Line Items]
Percentage of disposal of interest in subsidiaries	17.50%
Proceeds from disposal of interest in subsidiaries	€ 1,563
London Blue LLC [member] | Subsidiaries [member]
Accounting Policies [Line Items]
Payment to acquire interests in associates		€ 37,041
Percentage of additional interest acquired in associates		50.00%